Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings per share [abstract]
Earnings per share

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Profit attributable to owners of the parent	202,336	181,134	121,458
Weighted average number of ordinary shares in issue (000s)	563,578	561,088	629,626
Basic earnings per share (R)	0.36	0.32	0.19

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Adjusted earnings attributable to owners of the parent	254,445	156,804	104,675
Weighted average number of ordinary shares in issue (000s)	563,578	561,088	629,626
Basic adjusted earnings per share (R)	0.45	0.28	0.17

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Headline earnings attributable to owners of the parent	202,595	182,186	123,442
Weighted average number of ordinary shares in issue (000s)	563,578	561,088	629,626
Basic headline earnings per share (R)	0.36	0.32	0.20

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Diluted adjusted earnings attributable to owners of the parent	254,445	156,804	104,675
Diluted adjusted weighted average number of ordinary shares in issue (000s)	583,647	573,981	631,819
Diluted adjusted earnings per share (R)	0.44	0.27	0.17

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Reconciliation of headline earnings
Profit attributable to owners of the parent	202,336	181,134	121,458
(Profit)/loss on disposal of property, plant and equipment and intangible assets (note 32.2)	(586)	(1,264)	262
Impairment of intangible assets (notes 5, 7 and 32.2)	930	2,687	3,166
Impairment/(reversal of impairment) of property, plant and equipment (notes 5, 6 and 32.2)	—	9	(791)
Non-controlling interest effects of adjustments	—	—	8
Income tax effect on the above components	(85)	(380)	(661)
Headline earnings attributable to owners of the parent	202,595	182,186	123,442

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Reconciliation of adjusted earnings
Profit attributable to owners of the parent	202,336	181,134	121,458
Net foreign exchange (gains)/losses	(383)	5,073	(1,476)
IFRS 2 charge on performance share awards (note 13)	5,110	—	—
Income tax effect on the above components(1)	47,382	(29,403)	(15,307)
Adjusted earnings attributable to owners of the parent	254,445	156,804	104,675

(1)	The income tax effect is mainly influenced by the Group’s internal loan structures (note 29).

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Diluted profit attributable to owners of the parent	202,336	181,134	121,458

Weighted average number of ordinary shares in issue (000s)	563,578	561,088	629,626
Adjusted for:
– potentially dilutive effect of share appreciation rights	16,275	7,230	—
– potentially dilutive effect of share options	3,794	5,663	2,193
Diluted weighted average number of ordinary shares in issue (000s)	583,647	573,981	631,819
Diluted earnings per share (R)	0.35	0.32	0.19

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Diluted headline earnings attributable to owners of the parent	202,595	182,186	123,442
Diluted weighted average number of ordinary shares in issue (000s)	583,647	573,981	631,819
Diluted headline earnings per share (R)	0.35	0.32	0.20